Michael P. DeSimone Vice President, Corporate Counsel The Prudential Insurance Company of America 213 Washington Street Newark, NJ 07102 (973) 548-6611 michael.desimone@prudential.com

May 1, 2024

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: The Prudential Insurance Company of America’s Group Variable Universal Life Insurance Contract, Registration No. 333-01031.

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 35 and (ii) that the text of Post-Effective Amendment No. 35 was filed electronically on April 29, 2024 (Accession No. 0000828972-24-000016).

/s/ Michael P. DeSimone	May 1, 2024

Michael P. DeSimone Vice President and Corporate Counsel The Prudential Insurance Company of America	Date

via EDGAR